OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,227	$ 2,294	[1]
Profit (loss) from operating activities	(6,098)	(9,404)	[1]
Net financing income (expenses)	732	373
Share of loss from equity accounted investment	(66)	(20)
Profit (loss) before tax	(5,432)	(9,051)	[1]
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	901	1,838
Profit (loss) from operating activities	(2,378)	(2,513)
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,166	196
Profit (loss) from operating activities	(280)	(1,225)
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	77
Profit (loss) from operating activities	(1,972)	(4,000)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	160	183
Profit (loss) from operating activities	$ (1,468)	$ (1,666)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.